Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	GREEN THUMB INDUSTRIES INC.
Entity Incorporation State Country Code	A1
Entity File Number	000-56132
Entity Tax Identification Number	98-1437430
Entity Address Address Line 1	325 West Huron Street
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60654
City Area Code	312
Local Phone Number	563-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001795139
Amendment Flag	false